CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments:
Fixed income securities, available for sale	$ 4,555,800	$ 4,122,600		$ 3,788,600
Fixed income securities, trading at fair value	1,281,300	1,485,700		1,475,500
Short-term investments, available for sale	66,500	93,600		52,000
Short-term investments, trading at fair value	3,200	2,100		6,300
Catastrophe bonds, trading at fair value	1,000	1,600		2,900
Privately-held Investments, available for sale	25,300	14,900		0
Privately-held Investments, trading	341,200	475,000		533,000
Investments, equity method	8,100	7,600		6,200
Other investments, at fair value	204,700	209,300		221,300
Total investments	6,487,100	6,412,400		6,085,800
Cash and cash equivalents		1,028,100	$ 1,244,900	959,200
Unpaid losses recoverable from reinsurers	4,431,300	4,577,800	4,596,700	4,897,700
Ceded unearned premiums	1,001,000	733,500		737,300
Underwriting premiums receivables	1,819,100	1,435,300		1,482,400
Deferred acquisition costs	361,000	296,200		319,000	$ 290,800
Derivatives at fair value	26,000	31,700		56,200
Right-of-use operating lease assets	56,000	61,600		72,800
Income taxes refundable	14,400	4,300		20,800
Deferred tax assets	304,400	312,600		120,100
Other assets	337,400	309,600		384,200
Intangible assets and goodwill	21,700	21,700		21,800
Total assets	16,104,300	15,224,800		15,157,300
LIABILITIES
Losses and loss adjustment expenses	8,201,300	7,810,600	7,770,800	7,710,900	7,611,800	$ 7,165,300
Unearned premiums	2,849,800	2,426,300		2,457,500
Total insurance reserves	11,051,100	10,236,900		10,168,400
Reinsurance premiums	1,309,700	1,416,600		1,980,100
Income taxes payable	0	12,600		10,900
Deferred tax liabilities	1,600	1,600		900
Accrued expenses and other payables	248,400	214,400		201,800
Payables for securities purchased	83,000	22,300		6,900
Operating lease liabilities	79,600	86,100		95,500
Derivative liabilities	7,700	25,800		34,900
Long-term debt	300,000	300,000		0
Total liabilities	13,081,100	12,316,300		12,799,300
Commitments and contingent liabilities	0	0		0
Ordinary shares:
Ordinary shares	604	604		604
Preference shares	753,500	753,500		753,500
Additional paid in capital	761,200	761,200		761,200
Retained earnings	1,794,900	1,793,500		1,349,000
Accumulated other comprehensive (loss)	(287,000)	(400,300)	(558,400)	(506,300)	(123,000)
Total shareholders' equity	3,023,200	2,908,500	$ 2,535,100	2,358,000	$ 2,774,800
Total liabilities and shareholders’ equity	$ 16,104,300	$ 15,224,800		$ 15,157,300